SCHEDULE OF BANK BORROWINGS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
HSBC (Hong Kong) – 100% Guarantee Loan	$ 473,566	$ 473,566
Interest rate	3.00%	3.00%
Less: current portion of long-term bank borrowings	$ (2,664)	$ (378)
Non-current portion of long-term bank borrowings	$ 470,902	$ 473,188